Premises And Equipment, Net (Summary Of The Carrying Value Of Banking Premises And Equipment) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Premises And Equipment, Net [Abstract]
Land	$ 8,684	$ 7,877
Building and improvements	53,822	45,295
Furniture, fixtures and equipment	38,069	37,289
Premises and equipment, gross	100,575	90,461
Less accumulated depreciation	52,152	49,201
Premises and equipment, net	$ 48,423	$ 41,260